License Agreement, Advances From Collaboration Partners, Legal, and Other Contingencies (Detail) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 11, 2024	Oct. 31, 2025	Oct. 30, 2025	Jun. 30, 2023	Mar. 31, 2022	May 31, 2021	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019	Mar. 31, 2025	Jan. 03, 2025	Jul. 10, 2024
Legal And Other Contingencies [Line Items]
Aggregate milestone payment									$ 470,000,000			$ 470,000,000
Gain (loss) on fair value recognized												100,000		$ (100,000)
Research and development expense							$ 2,840,000	$ 898,000	4,500,000	$ 1,408,000		3,056,000	$ 3,577,000	8,598,000
Clinical and regulatory milestone payments received									3,600,000			3,600,000
Patent Expenses Due To Harvard							100,000	100,000	100,000	100,000		100,000	100,000	100,000
Debt Instrument, Unamortized Discount												0
Long term debt												1,000,000
Revenue from related party												0	6,359,000	0
2019 CFF Award [Member]
Legal And Other Contingencies [Line Items]
Other liabilities current												12,100,000	12,100,000	12,100,000
2022 CFF Award [Member]
Legal And Other Contingencies [Line Items]
Derivative liabilities													100,000	100,000
2021 CFF Award [Member]
Legal And Other Contingencies [Line Items]
Other liabilities current												1,200,000	1,200,000	900,000
Hercules Term Loan Agreement
Legal And Other Contingencies [Line Items]
Milestone Payments								500		500							$ 500,000
Long term debt																		$ 3,200,000
Elox - CFF [Member]
Legal And Other Contingencies [Line Items]
Other income												1,200,000
Royalty payment as percentage of net sales			1.00%
Royalties			$ 300,000
Elox - CFF [Member] | 2022 CFF Award [Member]
Legal And Other Contingencies [Line Items]
Aggregate milestone payment													400,000	200,000
Percentage Of Consideration Received For Disposition Event			10.00%
Elox - CFF [Member] | 2025 CFF Award [Member]
Legal And Other Contingencies [Line Items]
Value of the embedded derivative												0
Elox - CFF [Member] | Elox - Phase Two Clinical Development [Member] | 2022 CFF Award [Member]
Legal And Other Contingencies [Line Items]
Aggregate milestone payment				$ 200,000
Remaining amount of award payable upon achievement certain clinical development milestones											$ 7,400,000
Almirall License Agreement
Legal And Other Contingencies [Line Items]
Upfront payment received	$ 3,000,000
Aggregate milestone payment	$ 470,000,000
Total transaction price												3,100,000
Regulatory Milestone													3,000,000
Almirall License Agreement | License and Service [Member]
Legal And Other Contingencies [Line Items]
Revenue													6,400,000
Revenue from related party							0	0	0	0
Cystic Fibrosis Foundation [Member]
Legal And Other Contingencies [Line Items]
Funding award amount received							0	0	0	0
Royalty payment as percentage of net sales		1.00%
Royalties		$ 300,000
Debt Instrument, Unamortized Discount							300,000		300,000			300,000
Cystic Fibrosis Foundation [Member] | 2025 CFF Award [Member]
Legal And Other Contingencies [Line Items]
Value of the embedded derivative									0			$ 0
Maximum [Member]
Legal And Other Contingencies [Line Items]
Related party transaction percentage of expenses												5.00%
Maximum [Member] | 2019 CFF Award [Member]
Legal And Other Contingencies [Line Items]
Funding award amount received															$ 3,600,000
Maximum [Member] | 2021 CFF Award [Member]
Legal And Other Contingencies [Line Items]
Funding award amount received						$ 2,600,000
Maximum [Member] | Elox - CFF [Member] | Elox - Phase Two Clinical Development [Member] | 2022 CFF Award [Member]
Legal And Other Contingencies [Line Items]
Award to fund development milestones					$ 15,900,000
Maximum [Member] | Almirall License Agreement
Legal And Other Contingencies [Line Items]
Regulatory Milestone																$ 470,000,000
Research and Development Agreements [Member]
Legal And Other Contingencies [Line Items]
Research and development grants received							0	$ 0	$ 0	0		$ 0	$ 0	0
Repayment percentage of grants received									100.00%				100.00%
Royalty received including accrued LIBOR interest							$ 2,800,000		$ 2,800,000			2,800,000
Research and Development Agreements [Member] | Israel Innovation Authority [Member]
Legal And Other Contingencies [Line Items]
Research and development grants received									$ 2,600,000			2,600,000
Technion Research and Development Foundation Ltd [Member]
Legal And Other Contingencies [Line Items]
Award to fund development milestones										$ 6,500,000		6,500,000
Research and development expense												$ 100,000	$ 100,000	$ 100,000